Shareholder Report, Average Annual Return (Details)				12 Months Ended	28 Months Ended	53 Months Ended	60 Months Ended	95 Months Ended
	May 10, 2022	Mar. 31, 2020	Oct. 03, 2016	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000218613
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blueprint Adaptive Growth Allocation Fund - Institutional Class
C000172452
Average Annual Return [Line Items]
Line Graph and Table Measure Name			HVIA Equity Fund - Institutional Class
C000235579
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nia Impact Solutions Fund
Without Sales Load [Member] | C000218613
Average Annual Return [Line Items]
Average Annual Return, Percent				21.06%		9.32%
Without Sales Load [Member] | C000172452
Average Annual Return [Line Items]
Average Annual Return, Percent				23.88%			16.30%	15.33%
Without Sales Load [Member] | C000235579
Average Annual Return [Line Items]
Average Annual Return, Percent				23.82%	10.66%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				27.14%		21.25%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				27.14%			15.92%	14.92%
MSCI ACWI IMI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent				22.64%	14.84%
Morningstar Global Allocations Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Allocations Index
Average Annual Return, Percent				17.00%		9.95%